Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Payable [Abstract]
Schedule of Accounts Payable
	June 30, 2026	December 31, 2025
	USD in thousands

Employees and payroll accruals *	283	251
	283	251

*)	Includes balances of $55 thousand and $100 thousand relating to liabilities to related parties as of June 30, 2026 and December 31, 2025, respectively.